Income Taxes - Deferred Income Tax Asset (liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax assets	$ 0.0	$ 278.8
Deferred income tax liabilities	(643.0)	(77.3)
Net deferred income tax asset (liability)	$ (643.0)	$ 201.5	$ 570.1